Note 1 - Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment, Useful Life (Details)	12 Months Ended
Dec. 31, 2016
Leasehold Improvements [Member]
Property, plant, and equipment, useful life (Year)	5 years
Demo Equipment [Member]
Property, plant, and equipment, useful life (Year)	3 years
Minimum [Member] | Office Equipment [Member]
Property, plant, and equipment, useful life (Year)	3 years
Minimum [Member] | Manufacturing Tooling [Member]
Property, plant, and equipment, useful life (Year)	3 years
Maximum [Member] | Office Equipment [Member]
Property, plant, and equipment, useful life (Year)	7 years
Maximum [Member] | Manufacturing Tooling [Member]
Property, plant, and equipment, useful life (Year)	7 years